Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Statement of comprehensive income [abstract]
Net income		$ 1,625	$ 1,016	$ 1,212
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(1,417)	(187)	162
Net gains (losses) on hedges of investments in foreign operations		798	103	(85)
Other comprehensive income, net of tax, exchange differences on translation		(619)	(84)	77
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		56	5	44
Net (gains) losses reclassified to net income		(26)	(5)	(6)
Other comprehensive income, net of tax, debt securities		30		38
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		124	32	(11)
Net (gains) losses reclassified to net income		(148)	(62)	14
Other comprehensive income, net of tax, cash flow hedges		(24)	(30)	3
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		199	147	(105)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(35)	(8)	(22)
Net gains (losses) on equity securities designated at FVOCI		24	25	36
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		188	164	(91)
Total OCI	[1]	(425)	50	27
Comprehensive income		1,200	1,066	1,239
Comprehensive income (loss) attributable to non-controlling interests		4	1	7
Preferred shareholders and other equity instrument holders		30	30	31
Common shareholders		1,166	1,035	1,201
Comprehensive income attributable to equity shareholders		1,196	1,065	1,232
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		11	1	(1)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(15)	(3)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(4)	(2)	(1)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(25)	(7)	(12)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		9	1	2
Income tax (expense) benefit relating to debt securities of other comprehensive income		(16)	(6)	(10)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(45)	(12)	4
Income tax (expense) benefit, Net (gains) losses reclassified to net income		53	22	(5)
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		8	10	(1)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(71)	(42)	36
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		13	4	8
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(8)	(9)	(13)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(66)	(47)	31
Income tax (expense) benefit relating to components of other comprehensive income		$ (78)	$ (45)	$ 19

[1]	Includes $6 million of losses for the quarter ended January 31, 2021 (October 31, 2020: $1 million of losses; January 31, 2020: $4 million of losses), relating to our investments in equity-accounted associates and joint ventures.